INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Cost	$ 42,800	$ 42,800
Accumulated Amortization	(41,270)	(39,604)
Net	1,530	3,196
Technologies [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	6,700	6,700
Accumulated Amortization	(6,700)	(6,322)
Net	$ 0	$ 378
Technologies [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life (years)	10 years	10 years
Technologies [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life (years)	20 years	20 years
Facilities’ lease [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life (years)	19 years	19 years
Cost	$ 33,500	$ 33,500
Accumulated Amortization	(31,970)	(30,682)
Net	$ 1,530	$ 2,818
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life (years)	15 years	15 years
Cost	$ 2,600	$ 2,600
Accumulated Amortization	(2,600)	(2,600)
Net	$ 0	$ 0